Company and Basis of Presentation	9 Months Ended
Sep. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Basis of Presentation [Text Block]

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world’s largest kidney dialysis company, based on publicly reported sales and number of patients treated. The Company provides dialysis treatment and related dialysis care services to persons who suffer from end-stage renal disease (“ESRD”), as well as other health care services. The Company provides dialysis products for the treatment of ESRD, including products manufactured and distributed by the Company such as hemodialysis machines, peritoneal cyclers, dialyzers, peritoneal solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals and systems for water treatment. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sales dialysis products to other dialysis service providers. The Company describes its other health care services as “Care Coordination.” Care Coordination currently includes the coordinated delivery of pharmacy services, vascular, cardiovascular and endovascular specialty services, non-dialysis laboratory testing services, physician services, hospitalist and intensivist services, health plan services, ambulatory surgery center services and urgent care services, which, together with dialysis care services represent the Company’s health care services.

In these unaudited consolidated financial statements, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. The term “North America Segment” refers to the North America operating segment; the term “EMEA Segment” refers to the Europe, Middle East and Africa operating segment, the term “Asia-Pacific Segment” refers to the Asia-Pacific operating segment, and the term “Latin America Segment” refers to the Latin America operating segment. For further discussion of the Company’s operating segments, see Note 14 “Segment and Corporate Information.”

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with the United States’ generally accepted accounting principles (“U.S. GAAP”).

The consolidated financial statements at September 30, 2016 and for the three and nine months ended September 30, 2016 and 2015 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2015 Annual Report on Form 20-F. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements at and for the year ended December 31, 2015, contained in the Company's 2015 Annual Report on Form 20-F.

Certain items in the prior year’s comparative consolidated financial statements have been reclassified to conform to the current year’s presentation. Deferred taxes which were classified as current at December 31, 2015, were reclassified to noncurrent as of January 1, 2016 in accordance with Accounting Standards Update 2015-17, Income Taxes (Topic 740) Balance Sheet Classification of Deferred Taxes. Deferred taxes in current assets and liabilities have been reclassified to noncurrent assets and liabilities in the amount of $216,127 and $36,399, respectively. As a result of deferred tax netting, noncurrent assets and liabilities have been adjusted in the amount of $168,232.

The results of operations for the three and nine months ended September 30, 2016 are not necessarily indicative of the results of operations for the year ending December 31, 2016.